Expense Example - Leverage Shares 2X Long UNH Daily ETF - Leverage Shares 2X Long UNH Daily ETF [Default Label]	Jul. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 242